Loans Acquired with Evidence of Credit Deterioration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 06, 2013
Contractual Required Payments Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	$ 5,799	$ 7,776	$ 7,776	$ 8,112
Balance at beginning of period	5,799	7,776
Additions	0
Collections	(143)	(255)	336
Dispositions	(580)	(1,722)
Balance at end of period	5,076	5,799	7,776
Cash Expected to be Collected [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	4,962	6,549	6,549	6,885
Balance at beginning of period	4,962	6,549
Additions	186
Collections	(135)	(220)	(336)
Dispositions	(520)	(1,367)
Balance at end of period	4,493	4,962	6,549
Non-Accretable Discount [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	837	1,227	1,227	1,227
Balance at beginning of period	837	1,227
Additions	186
Collections	(8)	(35)	0
Dispositions	(60)	(355)
Balance at end of period	583	837	1,227
Accretable Yield [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	0	0	0	0
Balance at beginning of period	0	0
Additions	186
Collections	(65)	0	0
Dispositions	0	0
Balance at end of period	121	0	0
Loans Receivable [Member]
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items] [Roll Forward]
Balance at beginning of period	4,962	6,549	6,549	$ 6,885
Balance at beginning of period	4,962	6,549
Additions	0
Collections	(70)	(220)	(336)
Dispositions	(520)	(1,367)
Balance at end of period	$ 4,372	$ 4,962	$ 6,549